Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 130.6	$ 141.6
Prepaid expenses	66.5	69.6
Other debtors	60.9	65.4
Loans granted	60.5	0.0
Court-mandated escrow deposits	39.0	26.7
Loan with a joint operation	22.4	26.8
Advances to employees	18.0	15.0
Guarantee deposits	11.8	6.8
Advances for services to be rendered	3.7	9.2
Collateralized accounts receivable	2.9	5.8
Other	37.9	14.6
Total	454.2	381.5
Current	312.9	246.3
Non-current	141.3	135.2
ICMS (State Value-added Tax) and IPI (Excise Tax)	56.0	56.6
PIS (Social Integration Program) and COFINS (Contribution for Social Security)	34.7	63.2
Reintegra (Special regime for exporters)	16.6	0.0
Value added tax	4.6	7.4
Income tax and social security on net income withheld	7.0	6.2
Advance service tax (ISS- Service tax)	6.3	5.4
Other	5.4	2.8
Total	130.6	141.6
Current	72.9	76.7
Non-current	$ 57.7	$ 64.9